Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	5,913.41
Total Transaction Valuation	42,819,737.75
Total Offset Amount	0.00
Net Fee	$ 5,913.41
Offering Table N/A
Offset Table N/A	N/A